FEDERAL RELIEF LOANS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Federal Relief Loans [Abstract]
FEDERAL RELIEF LOANS
7	FEDERAL RELIEF LOANS

Small Business Administration Disaster Relief loan

On July 7, 2020, the Company received a Small Business Economic Injury Disaster loan amounting to $150,000, bearing interest at 3.75% per annum and repayable in monthly installments of $731 commencing twelve months after inception with the balance of interest and principal repayable on July 7, 2050. The loan is secured by all tangible and intangible assets of the Company. The proceeds are to be used for working capital purposes to alleviate economic injury caused by the COVID-19 pandemic.

The Company has accrued interest of $12,560 on this loan as of September 30, 2022.

7	FEDERAL RELIEF LOANS

Payroll Protection Program loan

On May 7, 2020, the Company received a Payroll Protection Program (“PPP”) loan through its bankers, Wells Fargo Bank, amounting to $60,292 earning interest at 1% per annum, maturing on May 5, 2022 and repayable in installments of $2,538 commencing on November 5, 2020. The Company has applied for the loan to be forgiven in whole or in part based on the loan being utilized for payroll costs, continuation of healthcare benefits, mortgage interest payments, rent, utility and interest payments on any other debt obligation.

The company has not made any payments on this loan, of which $60,292 was forgiven on June 7, 2021.

Small Business Administration Disaster Relief loan

On July 7, 2020, the Company received a Small Business Economic Injury Disaster loan amounting to $150,000, bearing interest at 3.75% per annum and repayable in monthly installments of $731 commencing twelve months after inception with the balance of interest and principal repayable on July 7, 2050. The loan is secured by all tangible and intangible assets of the Company. The proceeds are to be used for working capital purposes to alleviate economic injury caused by the COVID-19 pandemic.

The company has accrued interest of $8,353 on this loan as of December 31, 2021.